T. ROWE PRICE High Yield Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.5% (1)
Broadcasting  0.2%
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.132%, 11/30/29  8,807 8,525
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  9,780 7,237
15,762
Cable Operators  0.4%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  11,789 10,168
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.587%, 6/26/29 (2)
(3) 2,658 2,651
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.787%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (4) 15,734 13,622
26,441
Financial  0.4%
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.422%,
5/6/32  24,531 24,306
24,306
Healthcare  0.5%
Hopper Merger Sub, FRN, 1/5/34 (2)(5) 33,050 32,720
32,720
Information Technology  1.0%
Central Parent, FRN, 3M TSFR + 3.25%, 6.922%, 7/6/29  3,183 1,989
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32  22,179 21,292
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.672%, 5/9/33  19,084 14,217
X, 9.50%, 10/26/29  25,505 26,742
X.AI, 12.50%, 6/28/30  4,680 5,299
69,539
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.787%,
3/11/30 (1.00% PIK and 1M TSFR + 3.00% Cash) (4) 4,322 4,154
4,154
Satellites  0.2%
Vantor Holdings, FRN, 2/28/33 (5) 16,605 16,356
16,356
Utilities  0.3%
MacLean, 1/22/33 (2)(5) 19,545 19,350
19,350
Wireless Communications  0.4%
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29  23,701 23,686
23,686
Total Bank Loans (Cost $240,791) 232,314

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (2)(6)(7) — —
—
Health Care  0.2%
Bausch + Lomb (7)(8) 575 10,531
10,531
Total Common Stocks (Cost $11,910) 10,531
CONVERTIBLE BONDS  0.2%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  7,185 7,892
7,892
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  7,780 6,053
6,053
Total Convertible Bonds (Cost $14,025) 13,945
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27 (8) 139 10,105
10,105
Electric Utilities  0.2%
Southern, Series A, 7.125%, 12/15/28 (8) 197 10,479
10,479
Financial  0.1%
Ares Management, Series B, 6.75%, 10/1/27  249 9,360
9,360
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Acquisition Date: 5/24/10 - 3/31/25, Cost $16 (2)(7)(9) 49 —
—

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance  0.3%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (2)
(7)(9) 694 16,700
16,700
Total Convertible Preferred Stocks (Cost $44,651) 46,644
CORPORATE BONDS  91.2%
Aerospace & Defense  2.5%
TransDigm, 6.00%, 1/15/33 (6) 10,170 10,356
TransDigm, 6.125%, 7/31/34 (6) 20,295 20,615
TransDigm, 6.25%, 1/31/34 (6) 6,040 6,246
TransDigm, 6.375%, 5/31/33 (6) 16,120 16,464
TransDigm, 6.625%, 3/1/32 (6) 24,035 24,891
TransDigm, 6.75%, 1/31/34 (6) 19,700 20,453
TransDigm, 6.875%, 12/15/30 (6) 46,018 47,889
TransDigm, 7.125%, 12/1/31 (6) 18,592 19,485
166,399
Automotive  3.7%
Adient Global Holdings, 8.25%, 4/15/31 (6)(8) 21,655 22,629
Advance Auto Parts, 7.00%, 8/1/30 (6) 22,000 22,556
Advance Auto Parts, 7.375%, 8/1/33 (6) 16,340 16,744
Belron U.K. Finance, 5.75%, 10/15/29 (6) 7,835 8,012
Benteler International, 7.25%, 6/15/31 (EUR)  3,310 4,173
Clarios Global, 6.75%, 9/15/32 (6) 19,875 20,632
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  15,327 19,216
Nissan Motor, 7.50%, 7/17/30 (6) 6,745 7,119
Nissan Motor, 7.75%, 7/17/32 (6) 6,645 7,099
Nissan Motor, 8.125%, 7/17/35 (6) 7,970 8,684
Nissan Motor Acceptance, 6.125%, 9/30/30 (6) 13,180 13,209
Nissan Motor Acceptance, 7.05%, 9/15/28 (6) 5,725 5,947
Rivian Holdings, 10.00%, 1/15/31 (6) 54,895 51,934
Tenneco, 8.00%, 11/17/28 (6) 510 510
Wand NewCo 3, 7.625%, 1/30/32 (6) 23,385 24,381
ZF North America Capital, 7.50%, 3/24/31 (6) 12,750 13,132
245,977
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (6) 8,282 8,282
8,282
Broadcasting  5.9%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (6) 8,885 9,387
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (6)(8) 13,440 13,538
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (6) 8,880 9,586

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (6) 21,595 21,774
CMG Media, 8.875%, 6/18/29 (6)(8) 26,265 23,065
Discovery Global Holdings, 4.279%, 3/15/32  12,130 11,145
Discovery Global Holdings, 5.05%, 3/15/42  29,135 20,471
E.W. Scripps, 9.875%, 8/15/30 (6) 17,355 17,538
Gray Media, 5.375%, 11/15/31 (6) 10,619 8,391
Gray Media, 9.625%, 7/15/32 (6) 16,495 17,140
iHeartCommunications, 9.125%, 5/1/29 (6)(8) 14,205 12,641
Lamar Media, 4.00%, 2/15/30  1,860 1,802
Lamar Media, 4.875%, 1/15/29  13,605 13,583
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 30,582 30,675
Neptune Bidco U.S., 9.50%, 2/15/33 (6) 16,760 16,424
Neptune Bidco U.S., 10.375%, 5/15/31 (6) 36,565 36,912
Sirius XM Radio, 4.00%, 7/15/28 (6) 21,017 20,521
Sirius XM Radio, 5.875%, 4/15/32 (6) 33,265 33,168
Stagwell Global, 5.625%, 8/15/29 (6) 23,550 21,675
Univision Communications, 8.00%, 8/15/28 (6) 495 509
Univision Communications, 8.50%, 7/31/31 (6) 26,950 27,691
Univision Communications, 9.375%, 8/1/32 (6) 20,145 21,297
388,933
Building & Real Estate  1.3%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (6) 18,640 18,706
Howard Hughes, 4.125%, 2/1/29 (6) 16,205 15,694
Howard Hughes, 4.375%, 2/1/31 (6) 8,695 8,269
Howard Hughes, 5.875%, 3/1/32 (6) 13,200 13,193
Howard Hughes, 6.125%, 3/1/34 (6) 18,440 18,399
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (8) 7,925 10,796
85,057
Building Products  2.1%
Advanced Drainage Systems, 6.375%, 6/15/30 (6) 5,285 5,379
Builders FirstSource, 6.375%, 6/15/32 (6) 6,280 6,459
Builders FirstSource, 6.375%, 3/1/34 (6) 10,275 10,577
Builders FirstSource, 6.75%, 5/15/35 (6) 6,725 7,023
CP Atlas Buyer, 9.75%, 7/15/30 (6) 12,670 12,676
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (6) 15,980 16,119
New Enterprise Stone & Lime, 5.25%, 7/15/28 (6) 15,155 15,139
Quikrete Holdings, 6.375%, 3/1/32 (6) 31,690 32,940
Quikrete Holdings, 6.75%, 3/1/33 (6) 30,017 31,195
137,507
Cable Operators  5.9%
C&W Senior Finance, 9.00%, 1/15/33 (6) 9,620 9,972
CCO Holdings, 4.50%, 6/1/33 (6) 18,665 16,674
CCO Holdings, 4.75%, 2/1/32 (6)(8) 5,570 5,176

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 7.00%, 2/1/33 (6) 29,940 30,616
CCO Holdings, 7.375%, 3/1/31 (6)(8) 40,640 41,934
CCO Holdings, 7.375%, 2/1/36 (6) 9,865 10,014
Charter Communications Operating, 6.484%, 10/23/45  13,900 13,221
CSC Holdings, 6.50%, 2/1/29 (6) 10,641 6,716
CSC Holdings, 7.50%, 4/1/28 (6) 18,505 10,403
CSC Holdings, 11.25%, 5/15/28 (6) 12,620 9,996
CSC Holdings, 11.75%, 1/31/29 (6) 23,125 16,481
Directv Financing, 10.00%, 2/15/31 (6) 26,665 27,273
DISH DBS, 5.25%, 12/1/26 (6) 9,850 9,571
DISH DBS, 5.75%, 12/1/28 (6) 26,762 25,920
DISH DBS, 7.375%, 7/1/28  10,835 10,478
DISH Network, 11.75%, 11/15/27 (6) 11,132 11,498
EchoStar, 10.75%, 11/30/29  53,330 58,245
Midcontinent Communications, 8.00%, 8/15/32 (6) 13,120 12,340
Sable International Finance, 7.125%, 10/15/32 (6) 20,085 20,407
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (6) 34,168 30,383
VZ Secured Financing, 7.50%, 1/15/33 (6) 9,870 9,695
387,013
Chemicals  3.7%
Avient, 6.25%, 11/1/31 (6) 6,585 6,797
Avient, 7.125%, 8/1/30 (6) 26,470 27,270
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (6) 7,495 7,880
Celanese U.S. Holdings, 7.00%, 2/15/31  6,475 6,674
Celanese U.S. Holdings, 7.05%, 11/15/30  6,415 6,849
Celanese U.S. Holdings, 7.20%, 11/15/33  27,750 29,830
CVR Partners, 6.125%, 6/15/28 (6) 30,449 30,423
GPD, 12.50%, 12/31/29, (10.125%-12.50% Cash and up to
2.375% PIK) (4)(6) 52 27
Methanex, 5.25%, 12/15/29  7,040 7,095
Methanex, 5.65%, 12/1/44  5,659 5,146
Methanex U.S. Operations, 6.25%, 3/15/32 (6) 7,725 7,996
Qnity Electronics, 5.75%, 8/15/32 (6) 10,980 11,235
Qnity Electronics, 6.25%, 8/15/33 (6) 4,660 4,842
Windsor Holdings III, 8.50%, 6/15/30 (6) 26,240 27,525
WR Grace Holdings, 5.625%, 8/15/29 (6) 14,005 13,418
WR Grace Holdings, 6.625%, 8/15/32 (6) 19,405 19,614
WR Grace Holdings, 7.00%, 8/1/33 (6) 24,995 25,429
WR Grace Holdings, 7.375%, 3/1/31 (6) 6,140 6,297
244,347
Consumer Products  0.7%
Newell Brands, 6.375%, 5/15/30 (8) 17,200 17,255
Newell Brands, 6.625%, 5/15/32 (8) 1,675 1,675

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Newell Brands, 8.50%, 6/1/28 (6) 15,333 16,138
Under Armour, 7.25%, 7/15/30 (6) 7,730 8,011
43,079
Container  0.3%
Sealed Air, 5.00%, 4/15/29 (6) 6,350 6,403
Sealed Air, 6.125%, 2/1/28 (6) 2,805 2,845
Sealed Air, 6.875%, 7/15/33 (6) 27 28
Sealed Air, 7.25%, 2/15/31 (6) 240 249
Trident TPI Holdings, 12.75%, 12/31/28 (6) 6,535 6,708
Trivium Packaging Finance, 8.25%, 7/15/30 (6) 4,089 4,379
20,612
Energy  12.1%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $15,114 (2)(9) 15,190 15,076
Aethon United BR, 7.50%, 10/1/29 (6) 15,335 16,142
AmeriGas Partners, 9.375%, 6/1/28 (6) 9,544 9,857
AmeriGas Partners, 9.50%, 6/1/30 (6) 9,095 9,739
Breakwater Energy Holdings, 9.25%, 11/15/30 (6) 13,335 14,163
Comstock Resources, 5.875%, 1/15/30 (6) 13,475 12,991
Comstock Resources, 6.75%, 3/1/29 (6) 23,475 23,402
Crescent Energy Finance, 7.375%, 1/15/33 (6) 31,873 31,675
Crescent Energy Finance, 7.625%, 4/1/32 (6) 24,485 24,744
Crescent Energy Finance, 9.25%, 2/15/28 (6)(8) 8,806 9,041
Gulfport Energy Operating, 6.75%, 9/1/29 (6) 11,165 11,567
Hilcorp Energy I, 6.00%, 2/1/31 (6) 9,820 9,579
Hilcorp Energy I, 6.25%, 4/15/32 (6) 10,774 10,490
Hilcorp Energy I, 7.25%, 2/15/35 (6) 28,960 28,701
Hilcorp Energy I, 8.375%, 11/1/33 (6) 24,816 26,160
Kinetik Holdings, 5.875%, 6/15/30 (6) 22,335 22,625
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (6) 13,535 14,171
Matador Resources, 6.00%, 4/15/34 (6) 13,277 13,293
Matador Resources, 6.50%, 4/15/32 (6) 9,360 9,559
NGL Energy Operating, 8.125%, 2/15/29 (6) 7,350 7,621
NGL Energy Operating, 8.375%, 2/15/32 (6) 29,310 30,749
Occidental Petroleum, 7.95%, 6/15/39  545 658
Permian Resources Operating, 6.25%, 2/1/33 (6) 10,910 11,277
Permian Resources Operating, 7.00%, 1/15/32 (6) 12,135 12,733
Permian Resources Operating, 9.875%, 7/15/31 (6) 8,003 8,563
Range Resources, 4.75%, 2/15/30 (6) 6,810 6,741
Seadrill Finance, 8.375%, 8/1/30 (6) 25,935 27,199
SM Energy, 8.375%, 7/1/28 (6) 6,750 6,976
SM Energy, 8.625%, 11/1/30 (6) 16,391 17,349
SM Energy, 8.75%, 7/1/31 (6) 10,110 10,601

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SM Energy, 9.625%, 6/15/33 (6) 12,715 14,056
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (10) 15,165 16,095
Sunoco, 7.00%, 5/1/29 (6) 5,550 5,758
Sunoco, 7.25%, 5/1/32 (6) 21,898 23,130
Sunoco, VR, 7.875% (6)(10)(11) 29,215 30,284
Tallgrass Energy Partners, 6.00%, 12/31/30 (6) 14,850 15,048
Tallgrass Energy Partners, 6.00%, 9/1/31 (6) 16,280 16,443
Tallgrass Energy Partners, 7.375%, 2/15/29 (6) 13,360 13,850
Transocean Aquila, 8.00%, 9/30/28 (6) 5,152 5,282
Transocean International, 6.80%, 3/15/38  4,645 4,501
Transocean International, 7.875%, 10/15/32 (6) 7,210 7,732
Transocean International, 8.25%, 5/15/29 (6) 5,550 5,778
Transocean International, 8.50%, 5/15/31 (6) 7,035 7,441
Transocean International, 8.75%, 2/15/30 (6) 24,212 25,315
Valaris, 8.375%, 4/30/30 (6) 10,310 10,810
Venture Global LNG, 9.875%, 2/1/32 (6) 6,105 6,469
Venture Global LNG, VR, 9.00% (6)(10)(11) 54,565 47,703
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (6) 22,965 24,169
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (6) 12,700 13,542
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (6) 5,460 6,059
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (6) 17,005 19,298
Vermilion Energy, 6.875%, 5/1/30 (6) 14,655 14,804
WBI Operating, 6.25%, 10/15/30 (6) 6,555 6,676
WBI Operating, 6.50%, 10/15/33 (6) 6,555 6,660
800,345
Entertainment & Leisure  2.9%
Carnival, 6.125%, 2/15/33 (6) 11,970 12,389
Churchill Downs, 5.75%, 4/1/30 (6) 19,520 19,677
Cinemark USA, 5.25%, 7/15/28 (6) 13,765 13,766
Cinemark USA, 7.00%, 8/1/32 (6) 8,135 8,471
Motion Finco, 8.375%, 2/15/32 (6) 10,770 8,624
NCL, 6.75%, 2/1/32 (6) 13,190 13,572
NCL, 7.75%, 2/15/29 (6) 9,020 9,632
NCL Finance, 6.125%, 3/15/28 (6) 5,425 5,565
Royal Caribbean Cruises, 6.00%, 2/1/33 (6) 14,440 14,949
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (6) 24,705 23,968
Six Flags Entertainment, 5.25%, 7/15/29  8,271 7,952
Six Flags Entertainment, 6.625%, 5/1/32 (6) 7,100 7,219
Six Flags Entertainment, 7.25%, 5/15/31 (6)(8) 33,818 33,214
Six Flags Entertainment Corp., 8.625%, 1/15/32 (6) 12,040 12,177
191,175

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  10.3%
Acrisure, 7.50%, 11/6/30 (6) 23,270 23,684
Acrisure, 8.25%, 2/1/29 (6) 11,115 11,138
Acrisure, 8.50%, 6/15/29 (6) 16,695 16,682
Alliant Holdings Intermediate, 5.875%, 11/1/29 (6)(8) 8,120 7,935
Alliant Holdings Intermediate, 7.00%, 1/15/31 (6) 40,043 40,682
Alliant Holdings Intermediate, 7.375%, 10/1/32 (6) 16,410 16,278
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (6)(8) 16,665 16,593
Blackstone Mortgage Trust, 7.75%, 12/1/29 (6) 3,865 4,124
Cobra AcquisitionCo, 6.375%, 11/1/29 (6) 13,865 12,025
Cobra AcquisitionCo, 12.25%, 11/1/29 (6)(8) 9,405 9,593
Focus Financial Partners, 6.75%, 9/15/31 (6) 9,724 9,717
HUB International, 7.25%, 6/15/30 (6) 22,285 22,983
HUB International, 7.375%, 1/31/32 (6) 25,660 26,179
Jane Street Group, 6.125%, 11/1/32 (6) 29,205 29,300
Jane Street Group, 6.75%, 5/1/33 (6)(8) 38,010 38,997
Jane Street Group, 7.125%, 4/30/31 (6) 22,019 22,811
Jerrold Finco, 7.50%, 6/15/31 (GBP) (6) 4,555 6,334
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (6)
(8) 9,890 9,206
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (6) 7,635 5,496
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (6) 19,445 20,177
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (6) 12,070 11,738
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (6) 36,985 36,772
Navient, 5.625%, 8/1/33  33,648 27,648
Navient, 7.875%, 6/15/32 (8) 13,075 12,169
Navient, 9.375%, 7/25/30  34,850 35,274
Navient, 11.50%, 3/15/31  18,435 19,563
OneMain Finance, 6.125%, 5/15/30  6,395 6,418
OneMain Finance, 6.75%, 9/15/33  10,070 9,996
OneMain Finance, 7.125%, 11/15/31  9,775 10,001
OneMain Finance, 7.50%, 5/15/31  18,560 19,162
OneMain Finance, 7.875%, 3/15/30  325 340
Panther Escrow Issuer, 7.125%, 6/1/31 (6) 22,300 22,682
PennyMac Financial Services, 6.875%, 2/15/33 (6) 9,039 9,052
PennyMac Financial Services, 7.125%, 11/15/30 (6) 16,105 16,553
PennyMac Financial Services, 7.875%, 12/15/29 (6) 14,855 15,588
PROG Holdings, 6.00%, 11/15/29 (6) 20,530 20,156
Rocket, 6.125%, 8/1/30 (6) 9,015 9,243
Rocket, 6.375%, 8/1/33 (6) 9,355 9,674
USI, 7.50%, 1/15/32 (6) 11,075 11,376
UWM Holdings, 6.25%, 3/15/31 (6) 11,765 11,348

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UWM Holdings, 6.625%, 2/1/30 (6) 13,290 13,187
677,874
Food  0.7%
Chobani, 7.625%, 7/1/29 (6) 13,035 13,580
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (4)(6) 7,942 8,211
Darling Ingredients, 6.00%, 6/15/30 (6) 13,665 13,847
Post Holdings, 6.25%, 2/15/32 (6) 8,030 8,261
43,899
Forest Products  0.4%
Cascades, 5.375%, 1/15/28 (6) 11,000 10,978
Graphic Packaging International, 3.75%, 2/1/30 (6)(8) 9,145 8,637
Graphic Packaging International, 6.375%, 7/15/32 (6)(8) 7,610 7,712
27,327
Gaming  2.2%
Caesars Entertainment, 6.50%, 2/15/32 (6) 9,105 9,250
Caesars Entertainment, 7.00%, 2/15/30 (6) 13,500 13,846
Churchill Downs, 6.75%, 5/1/31 (6) 14,135 14,571
Light & Wonder International, 6.25%, 10/1/33 (6) 8,975 9,007
Light & Wonder International, 7.25%, 11/15/29 (6) 29,220 29,952
Light & Wonder International, 7.50%, 9/1/31 (6) 6,625 6,914
Midwest Gaming Borrower, 4.875%, 5/1/29 (6) 12,615 12,399
Ontario Gaming GTA, 8.00%, 8/1/30 (6) 6,925 6,685
Playtika Holding, 4.25%, 3/15/29 (6) 11,885 9,363
Rivers Enterprise Borrower, 6.25%, 10/15/30 (6) 6,540 6,683
Scientific Games Holdings, 6.625%, 3/1/30 (6) 6,625 6,009
Voyager Parent, 9.25%, 7/1/32 (6) 19,045 20,333
145,012
Health Care  7.4%
1261229 B.C., 10.00%, 4/15/32 (6) 38,455 39,948
Amneal Pharmaceuticals, 6.875%, 8/1/32 (6) 4,905 5,168
AthenaHealth Group, 6.50%, 2/15/30 (6) 28,480 26,777
Bausch + Lomb, 8.375%, 10/1/28 (6) 12,145 12,620
CHS, 6.125%, 4/1/30 (6)(8) 11,545 10,203
CHS, 9.75%, 1/15/34 (6) 6,615 6,969
CHS, 10.875%, 1/15/32 (6) 19,902 21,597
Concentra Health Services, 6.875%, 7/15/32 (6) 6,350 6,639
DaVita, 6.875%, 9/1/32 (6) 19,490 20,248
IQVIA, 6.25%, 6/1/32 (6) 19,420 20,011
LifePoint Health, 5.375%, 1/15/29 (6)(8) 9,882 9,665
LifePoint Health, 9.875%, 8/15/30 (6) 2,225 2,380
LifePoint Health, 10.00%, 6/1/32 (6)(8) 45,644 47,812
LifePoint Health, 11.00%, 10/15/30 (6) 41,515 45,108

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Medline Borrower, 5.25%, 10/1/29 (6) 19,400 19,411
Medline Borrower, 6.25%, 4/1/29 (6) 33,690 34,768
Molina Healthcare, 6.50%, 2/15/31 (6) 13,190 13,241
MPT Operating Partnership, 8.50%, 2/15/32 (6) 10,505 11,245
Opal Bidco, 6.50%, 3/31/32 (6) 24,150 24,866
Organon, 5.125%, 4/30/31 (6) 24,670 21,880
Star Parent, 9.00%, 10/1/30 (6) 6,045 6,137
Tenet Healthcare, 6.00%, 11/15/33 (6)(8) 8,960 9,264
Tenet Healthcare, 6.125%, 10/1/28  30,790 30,871
Tenet Healthcare, 6.125%, 6/15/30  19,283 19,673
Tenet Healthcare, 6.75%, 5/15/31  10,150 10,540
Tenet Healthcare, 6.875%, 11/15/31  4,564 4,984
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  7,905 8,645
490,670
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,280 6,144
6,144
Information Technology  5.3%
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (4)(6) 43,175 47,325
Cloud Software Group, 6.50%, 3/31/29 (6) 25 25
Cloud Software Group, 8.25%, 6/30/32 (6) 15,745 15,759
Cloud Software Group, 9.00%, 9/30/29 (6) 90,630 88,319
Dye & Durham, 8.625%, 4/15/29 (6)(8) 17,722 14,768
Entegris, 5.95%, 6/15/30 (6) 31,960 32,602
Gen Digital, 7.125%, 9/30/30 (6) 20,640 20,938
Match Group Holdings II, 3.625%, 10/1/31 (6) 12,775 11,589
Match Group Holdings II, 4.125%, 8/1/30 (6) 22,790 21,654
Match Group Holdings II, 4.625%, 6/1/28 (6) 7,700 7,610
Match Group Holdings II, 5.625%, 2/15/29 (6) 3,913 3,903
Match Group Holdings II, 6.125%, 9/15/33 (6) 14,055 14,025
McAfee, 7.375%, 2/15/30 (6)(8) 42,285 34,594
SS&C Technologies, 6.50%, 6/1/32 (6) 8,525 8,679
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (4)(6) 11,074 11,763
X.AI, 12.50%, 6/30/30 (6) 12,065 13,741
347,294
Lodging  1.1%
Hilton Domestic Operating, 4.00%, 5/1/31 (6) 11,945 11,485
Hilton Domestic Operating, 5.875%, 3/15/33 (6)(8) 8,885 9,138
Hilton Domestic Operating, 6.125%, 4/1/32 (6) 7,285 7,528
Park Intermediate Holdings, 5.875%, 10/1/28 (6) 8,280 8,280
Park Intermediate Holdings, 7.00%, 2/1/30 (6) 4,905 5,081
RHP Hotel Properties, 4.50%, 2/15/29 (6) 5,816 5,737

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RHP Hotel Properties, 5.75%, 3/15/34 (6) 6,240 6,281
RHP Hotel Properties, 6.50%, 6/15/33 (6) 9,315 9,681
RHP Hotel Properties, 7.25%, 7/15/28 (6) 65 67
Wyndham Hotels & Resorts, 5.625%, 3/1/33 (6) 10,420 10,485
73,763
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (6) 4,710 4,941
Enpro, 6.125%, 6/1/33 (6) 9,725 10,044
Madison IAQ, 4.125%, 6/30/28 (6) 14,990 14,802
Madison IAQ, 5.875%, 6/30/29 (6) 16,625 16,589
Mueller Water Products, 4.00%, 6/15/29 (6) 18,290 17,768
Sensata Technologies, 4.00%, 4/15/29 (6) 11,149 10,914
Sensata Technologies, 5.875%, 9/1/30 (6) 11,490 11,606
Stevens Holding, 6.125%, 10/1/26 (6) 7,410 7,297
93,961
Metals & Mining  2.0%
Arsenal AIC Parent, 8.00%, 10/1/30 (6) 20,425 21,578
Arsenal AIC Parent, 11.50%, 10/1/31 (6) 12,790 14,101
ATI, 7.25%, 8/15/30  6,107 6,395
Champion Iron Canada, 7.875%, 7/15/32 (6) 6,430 6,836
Cleveland-Cliffs, 7.00%, 3/15/32 (6) 8,835 8,979
Cleveland-Cliffs, 7.375%, 5/1/33 (6) 10,425 10,699
Cleveland-Cliffs, 7.50%, 9/15/31 (6) 11,750 12,264
Constellium, 6.375%, 8/15/32 (6) 6,435 6,701
ERO Copper, 6.50%, 2/15/30 (6) 230 232
Hecla Mining, 7.25%, 2/15/28  15,578 15,591
Hudbay Minerals, 6.125%, 4/1/29 (6) 14,435 14,555
Mineral Resources, 7.00%, 4/1/31 (6) 5,995 6,310
Novelis, 4.75%, 1/30/30 (6) 6,925 6,711
130,952
Other Telecommunications  3.2%
Cipher Compute, 7.125%, 11/15/30 (6) 19,981 20,838
Cogent Communications Group, 7.00%, 6/15/27 (6) 9,770 9,609
Flash Compute, 7.25%, 12/31/30 (6) 16,575 16,978
Frontier Communications Holdings, 6.00%, 1/15/30 (6) 17,800 17,992
Frontier Communications Holdings, 8.75%, 5/15/30 (6) 12,410 12,791
Iliad Holding, 8.50%, 4/15/31 (6) 3,020 3,234
Level 3 Financing, 6.875%, 6/30/33 (6) 19,215 19,898
Level 3 Financing, 7.00%, 3/31/34 (6) 39,270 40,817
SV RNO Property Owner 1, 5.875%, 3/1/31 (6) 14,780 14,844
Uniti Group, 8.625%, 6/15/32 (6) 9,980 10,115
Uniti Services, 7.50%, 10/15/33 (6) 13,080 13,608
WULF Compute, 7.75%, 10/15/30 (6) 25,625 27,132

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Zayo Group Holdings, 9.25%, 3/9/30, (5.75% Cash and up to
0.5% PIK) (4)(6) 4,744 4,609
212,465
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (6) 10,780 9,536
Getty Images, 11.25%, 2/21/30 (6)(8) 7,425 6,506
16,042
Real Estate Investment Trust Securities  1.2%
Global Net Lease, 4.50%, 9/30/28 (6)(8) 23,665 23,205
Service Properties Trust, 8.625%, 11/15/31 (6) 30,460 32,044
Service Properties Trust, 8.875%, 6/15/32  10,590 10,627
Service Properties Trust, Zero Coupon, 9/30/27 (6) 13,469 12,291
78,167
Restaurants  0.4%
Yum! Brands, 5.35%, 11/1/43  7,518 7,341
Yum! Brands, 6.875%, 11/15/37  13,795 15,349
22,690
Retail  1.4%
Bath & Body Works, 6.625%, 10/1/30 (6) 9,695 9,913
Bath & Body Works, 7.50%, 6/15/29  9,275 9,443
CVS Health, VR, 7.00%, 3/10/55 (10) 31,430 33,060
Petco Health & Wellness, 8.25%, 2/1/31 (6) 10,080 9,836
PetSmart, 7.50%, 9/15/32 (6) 16,380 16,576
Victra Holdings, 8.75%, 9/15/29 (6)(8) 15,295 16,092
94,920
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (6) 13,355 14,169
Hughes Satellite Systems, 6.625%, 8/1/26 (8) 208 190
14,359
Services  3.7%
Albion Financing 1, 7.00%, 5/21/30 (6) 18,835 19,713
Allied Universal Holdco, 6.875%, 6/15/30 (6) 13,215 13,760
Allied Universal Holdco, 7.875%, 2/15/31 (6) 19,871 20,993
Avis Budget Car Rental, 8.00%, 2/15/31 (6)(8) 9,215 9,137
Avis Budget Car Rental, 8.25%, 1/15/30 (6)(8) 9,555 9,662
Axon Enterprise, 6.125%, 3/15/30 (6) 5,155 5,329
Axon Enterprise, 6.25%, 3/15/33 (6) 3,835 3,978
Fortress Intermediate 3, 7.50%, 6/1/31 (6) 11,085 10,839
Herc Holdings, 7.00%, 6/15/30 (6) 11,465 12,011
RB Global Holdings, 6.75%, 3/15/28 (6) 6,895 7,013
RB Global Holdings, 7.75%, 3/15/31 (6)(8) 9,525 9,901
Sabre Financial Borrower, 11.125%, 6/15/29 (6) 9,580 9,229
Sabre GLBL, 10.75%, 11/15/29 (6) 1,524 1,125

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Shift4 Payments, 5.50%, 5/15/33 (EUR) (6) 11,745 13,690
Shift4 Payments, 5.50%, 5/15/33 (EUR)  100 117
Shift4 Payments, 6.75%, 8/15/32 (6) 7,420 7,264
Staples, 10.75%, 9/1/29 (6) 7,055 6,498
TK Elevator U.S. Newco, 5.25%, 7/15/27 (6) 18,300 18,276
UKG, 6.875%, 2/1/31 (6) 26,780 25,987
United Rentals North America, 3.75%, 1/15/32  5,245 4,953
United Rentals North America, 3.875%, 2/15/31  14,255 13,735
United Rentals North America, 6.125%, 3/15/34 (6) 6,940 7,266
Williams Scotsman, 6.625%, 6/15/29 (6) 6,205 6,408
Williams Scotsman, 7.375%, 10/1/31 (6) 8,077 8,453
245,337
Supermarkets  0.9%
Albertsons, 5.625%, 3/31/32 (6) 6,675 6,701
Albertsons, 5.75%, 3/31/34 (6) 13,450 13,386
EG Global Finance, 12.00%, 11/30/28 (6) 19,540 21,009
Iceland Bondco, 10.875%, 12/15/27 (GBP) (6) 2,098 2,987
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 7.484%,
12/15/27 (EUR) (6) 2,190 2,611
Performance Food Group, 6.125%, 9/15/32 (6) 10,235 10,518
57,212
Transportation  0.4%
Genesee & Wyoming, 6.25%, 4/15/32 (6) 10,725 11,057
Watco, 7.125%, 8/1/32 (6) 11,270 11,853
22,910
Utilities  6.2%
AES, VR, 6.95%, 7/15/55 (10) 4,600 4,441
AES, VR, 7.60%, 1/15/55 (10) 2,135 2,150
Alpha Generation, 6.75%, 10/15/32 (6) 11,120 11,564
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  18,225 18,835
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (10) 7,021 7,023
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 13,219 13,944
HAT Holdings I, 8.00%, 6/15/27 (6) 13,172 13,702
NRG Energy, 6.00%, 1/15/36 (6) 13,155 13,389
NRG Energy, 6.25%, 11/1/34 (6) 6,235 6,448
NRG Energy, VR, 10.25% (6)(10)(11) 14,983 16,527
PG&E, VR, 6.85%, 9/15/56 (10) 16,940 16,920
PG&E, VR, 7.375%, 3/15/55 (10) 14,742 15,261
Talen Energy Supply, 6.25%, 2/1/34 (6) 16,175 16,458
Talen Energy Supply, 6.50%, 2/1/36 (6) 16,175 16,628
Talen Energy Supply, 8.625%, 6/1/30 (6) 45,797 48,200
TerraForm Power Operating, 5.00%, 1/31/28 (6) 19,542 19,567
Vistra, VR, 7.00% (6)(10)(11) 9,400 9,527

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra, VR, 8.00% (6)(10)(11) 39,885 40,588
Vistra, Series C, VR, 8.875% (6)(10)(11) 37,797 41,662
Vistra Operations, 7.75%, 10/15/31 (6) 23,290 24,603
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (6)(8) 6,765 7,010
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (6) 24,690 25,591
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (6)(8) 11,865 12,553
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (6)(8) 5,975 6,324
408,915
Wireless Communications  1.3%
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (6) 31,010 32,625
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (6) 19,882 19,764
Rogers Communications, VR, 7.00%, 4/15/55 (10) 31,500 32,956
85,345
Total Corporate Bonds (Cost $5,936,568) 6,013,984
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 48,440 33,060
Total Municipal Securities (Cost $26,651) 33,060
PREFERRED STOCKS  0.7%
Financial  0.7%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (2)(7)(9) 40 38,764
Navacord, Class A, Acquisition Date: 1/30/26, Cost $9,304
(CAD) (2)(7)(9) 13 9,260
Total Preferred Stocks (Cost $49,019) 48,024
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 3.73% (13)(14) 199,538 199,538
Total Short-Term Investments (Cost $199,538) 199,538

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (13)(14) 730 730
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 730
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Treasury Reserve Fund, 3.67% (13)(14) 188,336 188,336
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 188,336
Total Securities Lending Collateral (Cost $189,066) 189,066
Total Investments in Securities 102.9%
(Cost $6,712,219) $ 6,787,106
Other Assets Less Liabilities (2.9)% (194,176)
Net Assets 100.0% $ 6,592,930

T. ROWE PRICE High Yield Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2026, was $1,329 and was valued at $1,326
(0.0% of net assets).
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,282,289 and represents 80.1% of net assets.
(7) Non-income producing
(8) All or a portion of this security is on loan at February 28, 2026.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $79,800 and represents 1.2% of net assets.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE High Yield Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 505 50 36 14
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 504 50 34 16
Total Bilateral Credit Default Swaps, Protection
Sold 70 30
Total Bilateral Swaps 70 30
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 10,143 635 568 67
Total Centrally Cleared Credit Default Swaps,
Protection Bought 67
Total Centrally Cleared Swaps 67
Net payments (receipts) of variation margin to date (36)
Variation margin receivable (payable) on centrally cleared swaps $ 31
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/24/26 USD 19,628 GBP 14,647 $ (114)
Morgan Stanley 4/24/26 USD 9,314 CAD 12,599 55
Morgan Stanley 5/22/26 USD 40,561 EUR 34,098 104
RBC Dominion
Securities 4/24/26 USD 5,547 CAD 7,635 (65)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (20)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 3,501++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 3,501+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 410,458  ¤  ¤ $ 199,538
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 189,066
Total $ 388,604^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,501 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $388,604.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE High Yield Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 47,005 $ — $ 47,005
Bank Loans — 177,593 54,721 232,314
Common Stocks 10,531 — — 10,531
Convertible Preferred Stocks 29,944 — 16,700 46,644
Corporate Bonds — 5,998,908 15,076 6,013,984
Preferred Stocks — — 48,024 48,024
Short-Term Investments 199,538 — — 199,538
Securities Lending Collateral 189,066 — — 189,066
Total Securities 429,079 6,223,506 134,521 6,787,106
Swaps* — 167 — 167
Forward Currency Exchange
Contracts — 159 — 159
Total $ 429,079 $ 6,223,832 $ 134,521 $ 6,787,432
Liabilities
Forward Currency Exchange
Contracts $ — $ 179 $ — $ 179
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at February 28, 2026, totaled $(1,699,000) for the period ended February 28, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F57-054Q3 02/26
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment in
Securities
Bank Loans $ 9,263 $ (1,578) $ 54,702 $ (429) $ (7,237) $ 54,721
Common Stocks — — — — — —
Convertible
Preferred Stocks 16,700 — — — — 16,700
Corporate Bonds — (1) 15,077 — — 15,076
Preferred Stocks 40,399 (1,679) 9,304 — — 48,024
Total $ 66,362 $ (3,258) $ 79,083 $ (429) $ (7,237) $ 134,521